EQUITY - Dividend distribution policy (Details)	12 Months Ended
Dec. 31, 2019
Class A
Dividend distribution policy
Percentage of dividend distribution for preferred shares	8
Class B
Dividend distribution policy
Percentage of dividend distribution for preferred shares	6